Segment Information	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segment Information
20.	SEGMENT INFORMATION
The Group’s chief operating decision maker has been identified as the Chief Executive Officer (“CEO”) who reviews financial information of operating segments based on US GAAP amounts when making decisions about allocating resources and assessing performance of the Group.
During the years ended December 31, 2021, 2022 and 2023, the Group determined that it operated in three operating segments namely Momo, Tantan and QOOL given that the related financial information is separately reviewed by the Group’s CEO. Momo’s services mostly include live video services, value-added services, mobile marketing services and mobile games derived from the Momo’s platform and other applications. Tantan’s services mainly include value-added services and live video services provided on Tantan’s platform. QOOL services mainly include advertisement services generated from the Group’s broadcasting of content television.
The Group primarily operates in the PRC and substantially all of the Group’s long-lived assets are located in the PRC.

The Group’s chief operating decision maker evaluates performance based on each reporting segment’s net revenue, operating cost and expenses, operating income and net income. Net revenues, operating cost and expenses, operating income, and net income by segment for the years ended December 31, 2021, 2022 and 2023 were as follows:

	For the year ended December 31, 2021

	Momo	Tantan	QOOL	Unallocated	Consolidated
	RMB	RMB	RMB	RMB	RMB
Net revenues:	12,541,205	2,029,184	5,330	—	14,575,719
Cost and expenses:				—
Cost of revenues	(7,301,048)	(1,044,852)	(37,531)	—	(8,383,431)
Research and development	(828,688)	(303,093)	—	—	(1,131,781)
Sales and marketing	(1,420,130)	(1,180,146)	(4,033)	—	(2,604,309)
General and administrative	(619,922)	18,401	(23,179)	—	(624,700)
Impairment loss on goodwill and intangible assets	—	—	—	(4,397,012)	(4,397,012)
Total cost and expenses	(10,169,788)	(2,509,690)	(64,743)	(4,397,012)	(17,141,233)
Other operating income	138,884	37,029	34	—	175,947
Income (loss) from operations	2,510,301	(443,477)	(59,379)	(4,397,012)	(2,389,567)
Interest income	383,028	1,091	160	—	384,279
Interest expense	(73,776)	—	—	—	(73,776)
Other gain or loss, net	(16,000)	—	—	—	(16,000)
Income tax (expenses) benefits	(844,987)	22,431	—	—	(822,556)
Share of loss on equity method investments	(8,084)	—	—	—	(8,084)

Net income (loss)	1,950,482	(419,955)	(59,219)	(4,397,012)	(2,925,704)

The impairment loss was presented as an unallocated item in the segment information because the CEO does not consider this as part of the segment operating performance measure.

	For the year ended December 31, 2022

	Momo	Tantan	QOOL	Consolidated
	RMB	RMB	RMB	RMB
Net revenues:	11,335,094	1,367,853	1,225	12,704,172
Cost and expenses:
Cost of revenues	(6,704,020)	(714,936)	(2,463)	(7,421,419)
Research and development	(737,380)	(268,839)	—	(1,006,219)
Sales and marketing	(1,346,692)	(721,889)	(5,036)	(2,073,617)
General and administrative	(547,798)	(33,234)	(14,974)	(596,006)
Total cost and expenses	(9,335,890)	(1,738,898)	(22,473)	(11,097,261)
Other operating income	8,753	11,830	49	20,632
Income (loss) from operations	2,007,957	(359,215)	(21,199)	1,627,543
Interest income	368,051	544	284	368,879
Interest expense	(83,530)	—	—	(83,530)
Other gain or loss, net	118,325	—	—	118,325
Income tax (expenses) benefits	(586,663)	24,382	—	(562,281)
Share of income on equity method investments	11,073	—	—	11,073

Net income (loss)	1,835,213	(334,289)	(20,915)	1,480,009

	For the year ended December 31, 2023

	Momo	Tantan	QOOL	Consolidated
	RMB	RMB	RMB	RMB
Net revenues:	10,798,507	1,196,559	7,257	12,002,323
Cost and expenses:
Cost of revenues	(6,404,042)	(599,348)	(22,004)	(7,025,394)
Research and development	(664,340)	(220,250)	—	(884,590)
Sales and marketing	(1,138,505)	(268,652)	(7,792)	(1,414,949)
General and administrative	(467,537)	(26,482)	(8,460)	(502,479)
Total cost and expenses	(8,674,424)	(1,114,732)	(38,256)	(9,827,412)
Other operating income	125,318	4,411	376	130,105
Income (loss) from operations	2,249,401	86,238	(30,623)	2,305,016
Interest income	435,451	713	89	436,253
Interest expense	(62,223)	—	—	(62,223)
Other gain or loss, net	(26,685)	—	—	(26,685)
Income tax expenses	(623,844)	(6,179)	—	(630,023)
Share of loss on equity method investments	(70,643)	—	—	(70,643)

Net income (loss)	1,901,457	80,772	(30,534)	1,951,695